INTANGIBLES (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	R$ 12,530.7
Intangible assets, final balance	11,042.7	R$ 12,530.7
Brand names [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	7,386.3
Intangible assets, final balance	6,465.9	7,386.3
Intangibles [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	1,514.2
Intangible assets, final balance	1,392.7	1,514.2
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	3,254.0
Intangible assets, final balance	2,865.5	3,254.0
Others [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	376.2
Intangible assets, final balance	318.6	376.2
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	12,530.7	10,041.7
Effects of movements in foreign exchange in the balance sheet	(1,682.2)	1,115.8
Effect of application of IAS 29 (hyperinflation)	588.9	1,737.2
Additions	475.3	507.7
Amortization	(902.8)	(847.0)
Disposal	(0.3)	(0.5)
Transfers	51.5	(24.2)
Reclassified to assets held for sale	(18.4)
Intangible assets, final balance	11,042.7	12,530.7
Acquisition cost	19,112.7	20,502.9
Depreciation	(8,070.0)	(7,972.2)
Gross carrying amount [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	7,386.2	5,207.1
Effects of movements in foreign exchange in the balance sheet	(1,382.5)	824.2
Effect of application of IAS 29 (hyperinflation)	473.1	1,428.7
Additions
Amortization
Disposal
Transfers	(0.4)	(73.8)
Reclassified to assets held for sale	(10.6)
Intangible assets, final balance	6,465.8	7,386.2
Acquisition cost	6,465.9	7,386.3
Depreciation
Gross carrying amount [member] | Intangibles [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	1,514.1	1,350.8
Effects of movements in foreign exchange in the balance sheet	(94.2)	214.7
Effect of application of IAS 29 (hyperinflation)
Additions
Amortization	(53.4)	(51.4)
Disposal
Transfers	26.1
Reclassified to assets held for sale
Intangible assets, final balance	1,392.6	1,514.1
Acquisition cost	4,143.7	4,417.8
Depreciation	(2,751.0)	(2,903.6)
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	3,253.9	2,404.8
Effects of movements in foreign exchange in the balance sheet	(172.4)	43.4
Effect of application of IAS 29 (hyperinflation)	104.7	284.4
Additions		3.0
Amortization	(831.2)	(759.1)
Disposal	(0.3)	(0.5)
Transfers	510.7	1,277.9
Reclassified to assets held for sale
Intangible assets, final balance	2,865.4	3,253.9
Acquisition cost	7,308.4	7,128.6
Depreciation	(4,442.9)	(3,874.6)
Gross carrying amount [member] | Others [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	376.5	1,079.0
Effects of movements in foreign exchange in the balance sheet	(33.1)	33.5
Effect of application of IAS 29 (hyperinflation)	11.1	24.1
Additions	475.3	504.7
Amortization	(18.2)	(36.5)
Disposal
Transfers	(484.9)	(1,228.3)
Reclassified to assets held for sale	(7.8)
Intangible assets, final balance	318.9	376.5
Acquisition cost	1,194.7	1,570.2
Depreciation	R$ (876.1)	R$ (1,194.0)